                       Stradley Ronon Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098
                            Telephone (215) 564-8000
                               Fax (215) 564-8120
                                www.stradley.com

Katherine Mason
KMason@stradley.com
215.564.8006
                                                         1933 Act Rule 485(a)(2)
                                                    1933 Act File No. 333-146680
                                                     1940 Act File No. 811-22132

                                 August 25, 2008

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

    Re:      Aberdeen Funds
             File Nos. 333-146680 and 811-22132

Ladies and Gentlemen:

     Pursuant to Rule  485(a)(2)  under the  Securities  Act of 1933, as amended
(the "1933 Act"),  submitted  electronically  via the EDGAR system,  please find enclosed Post-Effective Amendment Nos. 3/5 (the "Amendment") to the Registration
Statement of the Aberdeen Funds (the "Trust").  The purpose of this Amendment is to register a new series of the Trust,  the Aberdeen Core Plus Income Fund.  The
Amendment is proposed to go effective 75 days after filing on November 8, 2008.

     Please  direct  questions or comments  relating to this filing to me at the above-referenced  telephone  number or to Kenneth L. Greenberg (215) 564-8149 in my absence.

                                                Sincerely,

                                                /s/Katherine Mason
                                                Katherine Mason, Esq.